RELATED PARTY TRANSACTIONS (Details 3) - shares		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Directors | Geoffrey Kempler
Disclosure of transactions between related parties [line items]
Balance (in shares)		18,011,000		18,011,000		18,011,000
Received as Remuneration		0		0		0
Received on Exercise of Options		0		0		0
Net Change		0		0		0
Balance (in shares)		18,011,000		18,011,000		18,011,000
Directors | Lawrence Gozlan
Disclosure of transactions between related parties [line items]
Balance (in shares)		0		0		0
Received as Remuneration		0		0		0
Received on Exercise of Options		0		0		0
Net Change		0		0		0
Balance (in shares)		0		0		0
Directors | Brian Meltzer
Disclosure of transactions between related parties [line items]
Balance (in shares)		326,666		326,666		326,666
Received as Remuneration		0		0		0
Received on Exercise of Options		0		0		0
Net Change		0		0		0
Balance (in shares)		326,666		326,666		326,666
Directors | George Mihaly
Disclosure of transactions between related parties [line items]
Balance (in shares)		226,666		226,666		226,666
Received as Remuneration		0		0		0
Received on Exercise of Options		0		0		0
Net Change		0		0		0
Balance (in shares)		226,666		226,666		226,666
Directors | Peter Marks
Disclosure of transactions between related parties [line items]
Balance (in shares)		43,111		43,111		43,111
Received as Remuneration		0		0		0
Received on Exercise of Options		0		0		0
Net Change		0		0		0
Balance (in shares)		43,111		43,111		43,111
Directors | Ira Shoulson
Disclosure of transactions between related parties [line items]
Balance (in shares)		0		0		0
Received as Remuneration		0		0		0
Received on Exercise of Options		0		0		0
Net Change		0		0		0
Balance (in shares)		0		0		0
Executives | Dianne Angus
Disclosure of transactions between related parties [line items]
Balance (in shares)		146,128	[1]	146,128		146,128
Received as Remuneration		0	[1]	0		0
Received on Exercise of Options		0	[1]	0		0
Net Change		(146,128)	[1]	0		0
Balance (in shares)		0	[1]	146,128	[1]	146,128
Executives | Kathryn Andrews
Disclosure of transactions between related parties [line items]
Balance (in shares)		0		0		0
Received as Remuneration		0		0		0
Received on Exercise of Options		0		0		0
Net Change		0		0		0
Balance (in shares)		0		0		0
Executives | Dr. David Stamler
Disclosure of transactions between related parties [line items]
Balance (in shares)	[2]	0		0
Received as Remuneration		0		0	[2]
Received on Exercise of Options		0		0	[2]
Net Change		0		0	[2]
Balance (in shares)		0		0	[2]	0	[2]
Directors and Executives
Disclosure of transactions between related parties [line items]
Balance (in shares)		18,753,571		18,753,571		18,753,571
Received as Remuneration		0		0		0
Received on Exercise of Options		0		0		0
Net Change		0		0		0
Balance (in shares)		18,607,443		18,753,571		18,753,571

[1]	Forfeited on termination
[2]	Opening balance on appointment as Senior Vice President Development and Chief Medical Officer on 15 May 2017.